FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 3,228,018	$ 2,961,744
Net Flight Equipment Held for Operating Lease by Geographic Region [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 3,228,018	$ 2,961,744
Concentration percentage	100.00%	100.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Off-Lease [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 0	$ 56,851
Concentration percentage	0.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Europe [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 603,851	$ 690,818
Concentration percentage	19.00%	23.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 169,763	$ 128,116
Concentration percentage	5.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Spain [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 168,534	$ 175,593
Concentration percentage	5.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Turkey [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 22,843	$ 135,764
Concentration percentage	1.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 242,711	$ 251,345
Concentration percentage	8.00%	8.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 1,995,984	$ 1,412,870
Concentration percentage	62.00%	47.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | India [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 690,193	$ 601,072
Concentration percentage	21.00%	20.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Philippines [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 276,237	$ 268,504
Concentration percentage	9.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Indonesia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 296,390	$ 204,840
Concentration percentage	9.00%	7.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Malaysia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 394,441	$ 76,706
Concentration percentage	12.00%	3.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | China [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 177,393	$ 186,083
Concentration percentage	5.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 161,330	$ 75,665
Concentration percentage	6.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 58,202	$ 162,274
Concentration percentage	2.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | North America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 175,818	$ 199,762
Concentration percentage	5.00%	7.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United States [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 126,498	$ 147,580
Concentration percentage	4.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 49,320	$ 52,182
Concentration percentage	1.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 394,163	$ 439,169
Concentration percentage	12.00%	15.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 312,977	$ 322,896
Concentration percentage	10.00%	11.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 81,186	$ 116,273
Concentration percentage	2.00%	4.00%